Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

16.Subsequent Events

(a)On January 8, 2014, an amount of $25,610 was paid as the first installment for the construction of the five aframax tankers under construction.

(b)On January 30, 2014, the Company paid $0.50 per share for its 8.00% Series B Preferred Shares and $0.73958 per share for its 8.875% Series C Preferred Shares.

(c)On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share, for net proceeds of $82,678.

(d)On February 26, 2014, the Company signed four new building contracts with a Korean owned yard in Romania for the construction of four aframax crude carriers. On March 4, 2014 the charterer exercised the option to charter those vessels for periods ranging from five to twelve years. On March 18, 2014, an amount of $20,688 was paid as the first installment for the construction of those vessels.

(e)On March 17, 2014, the Company’s Board of Directors declared a quarterly dividend of $0.05 per share of common stock outstanding to be paid on May 22, 2014 to shareholders of record as of May 19, 2014.